Shareholder Fees - FidelitySeriesSustainableInvestmentGradeBondFund-PRO	May 09, 2023 USD ($)
FidelitySeriesSustainableInvestmentGradeBondFund-PRO | Fidelity Series Sustainable Investment Grade Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none